UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02033

The Reserve Fund
(Exact name of registrant as specified in charter)

Reserve Funds 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Amy W. Bizar Reserve Funds 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31st

Date of reporting period:	Quarter Ended September 30th

Item 1.            Schedule of Investments

THE RESERVE FUND - U.S. GOVERNMENT FUND

SCHEDULE OF INVESTMENTS – AUGUST 31, 2005 (Unaudited)

Principal
Amount			Value

	Government Agency Notes – 66.8%

$50,000,000	Federal Home Loan Bank, 3.29%, 12/15/06		$49,974,570
50,000,000	Federal Home Loan Bank, 3.4137%, 10/03/05		49,997,800
50,000,000	Federal Home Loan Mortgage Corp., 2.30%, 9/26/05		50,000,000
50,000,000	Federal Home Loan Mortgage Corp., 3.51%, 10/07/05		50,001,713
300,000,000	Federal National Mortgage Association, 3.4387%, 09/08/05		299,999,309
25,000,000	Federal National Mortgage Association, 3.5556%, 12/29/05		24,996,277

	Total Government Agency Notes (Cost $524,969669)		524,969,669

	Repurchase Agreements – 33.0%
500,000,000	Bear Stearns & Co., Inc., 3.59%, dated 08/31/05, due 0901/05, repurchase proceeds at maturity $611,060,930 (collateralized by FGRM 1.88% due 12/31/05 valued at $20,355,979, SBA 0% to 12.5% due 12/31/05 to 02/15/31 valued at $510,004,979)		500,000,000

391,000,000	Deutsche Bank Securities Inc., 3.57%, dated 08/31/05, due 09/01/05, repurchase proceeds at maturity $266,026,378 (collateralized by FNMS 4.50% due 06/01/20 to 08/01/35 valued at $263,002,082, FNAR 3.334% due 09/01/33 to 07/01/35 valued at $156,025,138, FMAR 4.103% due 03/01/35 to 06/01/35 valued at $90,590,519, GNRP 5.60% due 06/15/45 valued at $12,883,303)		391,000,000

100,000,000	JP Morgan Chase & Co., 3.57%, dated 08/31/05, due 09/01/05, repurchase proceeds at maturity $100,009,917 (collateralized by GNRR 3.959% due 09/20/31 to 07/20/35 valued at $33,146,848, GNRM 3.022 due 01/16/19 to 04/16/45 valued at $69,854,322)		100,000,000

30,000,000	State Street Bank & Trust Co., 3.40%, dated 08/31/05, due 09/01/05, repurchase proceeds at maturity $89,088,406 (collateralized by FHLMC 2.50% due 10/31/06 valued at $30,774,661)		30,000,000

300,000,000	Barclays., 3.60%, dated 08/31/05, due 09/01/05, repurchase proceeds at maturity $300,030,000 (collateralized by FNAR 4.135% due 06/01/35 to 05/01/38 valued at $103,636,190, FGRM 4.50% due 10/15/24 valued at $33,188,040, FNRM 5.50% due 09/25/21 to 08/25/35 valued at $131,829,149, FGPC 8.00% due 04/01/32 valued at $31,346,621)		300,000,000

	Total Repurchase Agreements (Cost $1,321,000,000)		1,321,000,000

	Total Investments (Cost $1,357,468,847)	99.8%	1,845,969,669
	Other assets less liabilities	0.2%	2,860,387

	Net Assets	100.0%	$1,848,830,056

THE RESERVE FUND - U.S. TREASURY FUND

SCHEDULE OF INVESTMENTS – AUGUST 31, 2005 (Unaudited)

Principal
Amount			Value

	U.S. Treasury Bills – 99.4%

$97,900,000	3.317%, 09/01/05		$97,900,000
2,700,000	3.09%, 09/08/05		2,698,410
100,000,000	3.324%, 09/08/05		99,936,416
30,000,000	3.288%, 09/15/05		29,962,258
5,700,000	3.308%, 09/22/05		5,692,785
4,400,000	3.432%, 09/15/05		4,394,216
50,000,000	3.019%, 09/22/05		49,913,813
6,800,000	3.075%, 09/22/05		6,788,060
27,500,000	3.329%, 09/22/05		27,447,464
4,000,000	3.354%, 09/22/05		3,992,300
60,000,000	3.156%, 09/29/05		59,855,800
50,000,000	3.194%, 10/13/05		49,817,708
	Total U.S. Treasury Bills (Cost $438,399,230)		438,399,230

	Total Investments (Cost $438,399,230)	99.4%	438,399,230
	Other assets, less liabilities	0.6	2,521,445

	Net Assets	100.0%	$440,920,675

THE RESERVE FUND - QUAKER MONEY MARKET FUND

SCHEDULE OF INVESTMENTS - August 31, 2005 (Unaudited)

Investment in Reserve Primary Fund - Class 8 (519,341 shares; Cost $519,341)		$519,341

Total Investments	100.5%	$519,341
Liabilities in excess of Other Assets	(0.5)	(5,591)
Net Assets	100.0%	$513,750

GLOSSARY

FGRA	FHLMC Adjustable Rate REMIC
FGPC	FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRM	FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates
FHLMC	Federal Home Loan Mortgage Corp.
FMAR	Federal Home Loan Mortgage Corp Adjustable Rate
FNAR	Fannie Mae Adjustable Rates
FNMA	Federal National Mortgage Association
FNMS	Federal Mortgage-Backed Pass-Through Securities
FNRA	FNMA REMIC
FNRM	FNMA REMIC Mortgage-Backed Pass-Through Securities
FNST	FNMA STRIPS
GNAR	GNMA Adjustable Rate Mortgage-Backed Pass-Through Securities
GNMAI	GNMA I MBS Fixed Rate
GNMAII	GNMA II MBS Fixed Rate
GNRM	GNMA Pass-Through Floating Rate Securities
GNRP	Federal Eligible GNMA REMIC
GNRR	PPC Eligible GNMA REMIC
SBA	Small Business Administration

Item 2.	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Reserve Fund

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Bruce R. Bent
Bruce R. Bent
Treasurer and Chief Financial Officer

Date        October 24, 2005

*  Print the name and title of each signing officer under his or her signature.